Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of key sources of estimation uncertainty [line items]
Mineral stream interests	$ 7,400
Cobalt Interests [member] | Voiseys Bay PMPA [Member] | Accumulated impairment [member]
Disclosure of key sources of estimation uncertainty [line items]
Cumulative impairment charges 1	$ 109